Borrowings and Embedded Derivatives - Summary of Sensitivity Analysis Used in Measuring Fair Value of Financial Instruments (Parenthetical ) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
February 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Amount increase in share price	$ 1
February 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Percentage of increase in fair value measurement input	1.00%
February 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Percentage of increase in fair value measurement input	1.00%
April 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Amount increase in share price	$ 1
April 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Percentage of increase in fair value measurement input	1.00%
November 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Amount increase in share price	$ 1
November 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Percentage of increase in fair value measurement input	1.00%
November 2020 Notes | Credit Spread
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Percentage of increase in fair value measurement input	0.50%